FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
SCHEDULE OF PLAN ASSETS AT FAIR VALUE

The following table presents the fair value hierarchy for the Plan’s investments at fair value as of December 31, 2025 and 2024:

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Powerfleet, Inc. unitized account	$69,381	$-	$-	$69,381
Mutual Funds	21,135,814	-	-	21,135,814
Self-directed brokerage accounts	-	106,807	-	106,807
Total assets in the fair value hierarchy	$21,205,195	$106,807	$-	$21,312,002
Total investments at fair value				$21,312,002

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Powerfleet, Inc. unitized account	$200,124	$-	$-	$200,124
Mutual Funds	17,005,528	-	-	17,005,528
Self-directed brokerage accounts	-	745,654	-	745,654
Total assets in the fair value hierarchy	$17,205,652	$745,654	$-	$17,951,306
Total investments at fair value				$17,951,306